Finance income and costs (Tables)	3 Months Ended
Mar. 31, 2019
Analysis of income and expense [abstract]
Schedule of Finance income and costs

	For the three months ended March 31,
	2019	2018
	€m	€m
Finance income
Interest income	0.8	0.1
Net fair value gains on derivatives held for trading	—	5.0
Net foreign exchange gains on translation of financial assets and liabilities	0.8	1.1
Total finance income	1.6	6.2
Interest expense (a)	(12.9)	(11.0)
Interest expense on lease liabilities	(1.3)	—
Net pension interest costs	(0.9)	(0.9)
Amortization of borrowing costs	(0.5)	(0.1)
Net fair value losses on derivatives held for trading	(0.8)	—
Interest on unwinding discounted items	—	(0.3)
Total finance costs	(16.4)	(12.3)
Net finance costs	(14.8)	(6.1)